Leases (Q3)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Leases
3. Leases

On January 1, 2021, the Company adopted ASC 842 using the modified retrospective transition approach for recording ROU assets and operating lease liabilities for its operating leases. The Company’s operating leases consist of office space located primarily in the United States. The Company does not have any leases classified as financing leases.

The components of lease related costs for the three and nine months ended September 30, 2021 are as follows (in thousands):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Operating lease cost	$2,350	$7,118
Variable lease cost	565	1,715
Operating lease cost	2,915	8,833
Short-term lease cost	1	88
Total lease cost	$2,916	$8,921

For the three and nine months ended September 30, 2021, the Company made cash payments of $2.4 million and $5.9 million, respectively, on its operating leases, all of which were included in cash flows from operating activities within the condensed consolidated statements of cash flows. During the nine months ended September 30, 2021, ROU assets obtained in exchange for operating lease liabilities were $43.3 million.

As of September 30, 2021, future minimum payments for the next five years and thereafter are as follows (in thousands):

Operating Leases
Remaining period in 2021 (three months)	$2,343
Year ended December 31, 2022	9,597
Year ended December 31, 2023	9,898
Year ended December 31, 2024	9,405
Year ended December 31, 2025	5,830
Thereafter	29,732
Future minimum lease payments	$66,805
Less: present value discount	(20,736)
Operating lease liabilities	$46,069

As of September 30, 2021, the Company’s operating leases had a weighted average remaining lease term of 7.6 years and a weighted-average discount rate of 9.8%. The Company’s lease agreements do not provide an implicit rate and as a result, the Company used an estimated incremental borrowing rate, which was derived from third-party information available at the time the Company adopted ASC 842 in determining the present value of future lease payments. The rate used is for a secured borrowing of a similar term as the right of use asset. During the nine months ended September 30, 2021, the Company recognized an impairment charge of $2.4 million related to an ROU asset reducing the carrying value of the lease asset to its estimated fair value. The fair value was estimated using an income approach based on management’s forecast of future cash flows expected to be derived based on current sublease market rent. The impairment charge is included in general and administrative expenses in the condensed consolidated statements of income.